SCHEDULE OF BASIC NET LOSS PER SHARE IS THE SAME AS DILUTED NET LOSS PER SHARE (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Total	4,093,946,350	4,093,946,350
Convertible Notes Payable [Member]
Total	199,546,350	196,546,350
Series B Preferred Stock [Member]
Total	949,400,000	949,400,000
Series E Preferred Stock [Member]
Total	2,948,000,000	2,948,000,000